Dividends - Dividends to shareholders of the parent company (Details) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
Dividends Payable [Line Items]
Dividends paid on ordinary shares per share (in usd per share)	$ 0.31	$ 0.2	$ 0.31
Dividends paid on ordinary shares	$ 6,204	$ 4,019	$ 6,174
Settled in scrip	606	435	2,771
Dividends on preference shares classified as equity	$ 6,904	$ 4,756	$ 6,795
Preference shares
Dividends Payable [Line Items]
Dividends on preference shares classified as equity (in dollars per share)	$ 31.00	$ 31	$ 31
Dividends on preference shares classified as equity	$ 45	$ 45	$ 45
Other equity instruments
Dividends Payable [Line Items]
Dividends on preference shares classified as equity	$ 655	$ 692	$ 576
Fourth interim dividend
Dividends Payable [Line Items]
Dividends paid on ordinary shares per share (in usd per share)	$ 0.21	$ 0	$ 0.21
Dividends paid on ordinary shares	$ 4,197	$ 0	$ 4,169
Settled in scrip	$ 393	$ 0	$ 1,945
First interim dividend
Dividends Payable [Line Items]
Dividends paid on ordinary shares per share (in usd per share)	$ 0.10	$ 0	$ 0.10
Dividends paid on ordinary shares	$ 2,007	$ 0	$ 2,005
Settled in scrip	$ 213	$ 0	$ 826
Second interim dividend
Dividends Payable [Line Items]
Dividends paid on ordinary shares per share (in usd per share)	$ 0	$ 0.10	$ 0
Dividends paid on ordinary shares	$ 0	$ 2,014	$ 0
Settled in scrip	$ 0	$ 193	$ 0
Third interim dividend
Dividends Payable [Line Items]
Dividends paid on ordinary shares per share (in usd per share)	$ 0	$ 0.10	$ 0
Dividends paid on ordinary shares	$ 0	$ 2,005	$ 0
Settled in scrip	$ 0	$ 242	$ 0